Net financial result (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
DisclosureOfNetFinancialResultLineItems [Line Items]
Finance income	€ 1,339	€ 5,742	€ 2,498	€ 6,007
Finance costs	(388)	(37)	(450)	(2,226)
Net financial result	950	5,705	2,048	3,781
Interest Income
DisclosureOfNetFinancialResultLineItems [Line Items]
Finance income	67	438	1,870	703
Foreign Exchange Income
DisclosureOfNetFinancialResultLineItems [Line Items]
Finance income	272	5,304	628	5,304
Foreign Exchange Expense
DisclosureOfNetFinancialResultLineItems [Line Items]
Finance costs	(381)	0	(435)	(2,163)
Other
DisclosureOfNetFinancialResultLineItems [Line Items]
Finance costs	€ (8)	€ (37)	€ (15)	€ (63)